Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Mar. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 154,933	$ 210,169
Total current assets	154,933	210,169
TOTAL ASSETS	154,933	210,169
CURRENT LIABILITIES
Accounts Payable and accrued expenses	12,093	37,500
Customer Deposits	45,930	45,930
Accounts Payable - related party	31,500	31,500
Total Current Liabilities	89,523	114,930
TOTAL LIABILITIES	89,523	114,930
STOCKHOLDERS' EQUITY
Preferred stock - Par value $0.0001; Authorized: 200,000,000 None issued and outstanding
Common stock - Par value $ 0.0001; Authorized: 600,000,000 Issued and outstanding: 155,560,000	15,556	15,556
Additional paid-in capital	555,444	555,444
Accumulated deficit	(505,590)	(475,761)
TOTAL STOCKHOLDERS' EQUITY	65,410	95,239
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 154,933	$ 210,169